Goodwill (Change in Goodwill) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Goodwill [Roll Forward]
Balance, January 1		$ 6,012,000,000	$ 5,696,000,000
Change in FX rate		(141,000,000)	389,000,000
GBPC impairment charge		0	(73,000,000)
Balance, December 31		5,871,000,000	6,012,000,000
Tampa Electric and PGS
Goodwill [Roll Forward]
GBPC impairment charge	$ 0
NMGC
Goodwill [Roll Forward]
GBPC impairment charge		$ 0
GBPC
Goodwill [Roll Forward]
Balance, January 1
GBPC impairment charge			$ (73,000,000)
Balance, December 31